Inventory - Schedule of Inventory, Current (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Raw materials	$2,600,114	$2,529,364
Work in process	74,540	1,627,802
Finished Goods	506,900	261,031
Total	$3,181,554	$4,418,197
Inventory consisted of the following as of December 31:

	2023	2022
Raw materials	$2,529,364	$2,567,311
Work in process	1,627,802	1,683,341
Finished Goods	261,031	528,254
Total	$4,418,197	$4,778,906